Goodwill and intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Impairment	$ 797,000	$ 18,116,000
Total [Member]
Goodwill, gross, Beginning Balance	53,382,000	27,876,000
Additions	18,497,000	25,148,000
Measurement period adjustments	(31,880,000)	358,000
Goodwill, gross, Ending Balance	39,999,000	53,382,000
Accumulated impairment, Beginning Balance	(27,327,000)	(10,700,000)
Impairment	0	16,627,000
Accumulated impairment, Ending Balance	(27,327,000)	(27,327,000)
Goodwill, net	12,672,000	26,055,000
Infrastructure [Member]
Goodwill, gross, Beginning Balance	52,610,000	27,327,000
Additions	18,497,000	25,148,000
Measurement period adjustments	(31,880,000)	135,000
Goodwill, gross, Ending Balance	39,227,000	52,610,000
Accumulated impairment, Beginning Balance	(27,327,000)	(10,700,000)
Impairment	0	16,627,000
Accumulated impairment, Ending Balance	(27,327,000)	(27,327,000)
Goodwill, net	11,900,000	25,283,000
Telecommunications [Member]
Goodwill, gross, Beginning Balance	772,000	549,000
Additions	0	0
Measurement period adjustments	0	223,000
Goodwill, gross, Ending Balance	772,000	772,000
Accumulated impairment, Beginning Balance	0	0
Impairment	0	0
Accumulated impairment, Ending Balance	0	0
Goodwill, net	$ 772,000	$ 772,000